Depreciation and amortization (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Depreciation of property, plant and equipment	€ (19,425)	€ (21,651)	€ (19,975)
Amortization of intangible assets	(96,893)	(91,930)	(85,158)
Depreciation and amortization	(116,318)	(113,581)	(105,133)
Of which amortization of intangible assets acquired through business combinations	(74,560)	(74,456)	(74,642)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	(72,752)	(71,325)	(70,332)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	(2,237)	(2,237)	(2,237)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	€ (21,904)	€ (18,368)	€ (12,589)